Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt - Additional information (Details) € in Millions	Feb. 28, 2018 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Escrow deposits	€ 346